Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Sep. 11, 2018	Sep. 06, 2018	Aug. 10, 2018
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		13,684
Class of Warrant Or Rights, Exercised		40,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.75	$ 0.60
Stock Issued During Period, Shares, Issued for Services	31,250